Related Party Transactions	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

5.    RELATED PARTY TRANSACTIONS

During the period from inception to June 30, 2014, the President has taken initiative to organize, source, secure funding for the Company, provide consulting and management services to the Company and provide necessary office space for the Company. The Company has booked related party transactions of consulting fees of $36,000 (June 30, 2013 – $36,000) and management fees of $24,000 (June 30, 2013 - $24,000).

As of June 30, 2014, the President had loaned the Company $148,689 (June 30, 2013 - $91,911). The loan is non-interest bearing, due on demand and unsecured.